Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Cost		$ 0	$ 0
Disposals - Cost	[1]	(10,498)	(44,877)
Write-off - Cost	[2]		(1,695)
Cost		0	10,498	$ 57,070
Additions - Accumulated Amortization		(776)	(4,742)
Disposals - Accumulated Amortization	[1]	7,974	12,748
Write-off - Accumulated Amortization			1,695
Accumulated Amortization		0	(7,198)	(16,889)
Additions - Net Book Value		(776)	(4,742)
Disposals - Net Book Value	[1]	(2,524)	(32,129)
Write-off - Net Book Value			0
Net Book Value		0	3,300	40,171
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Cost		0	0
Disposals - Cost	[3]	5,819
Cost		0	(5,819)	(5,819)
Additions - Accumulated Amortization		317	683
Disposals - Accumulated Amortization	[3]	(3,258)
Accumulated Amortization		0	2,941	2,258
Additions - Net Book Value		317	683
Disposals - Net Book Value	[3]	2,561
Net Book Value		$ 0	$ (2,878)	$ (3,561)

[1]	On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream. The carrying amount of the favorable leases was $32,129.
[2]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.
[3]	On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).